Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Successor [Member]
Deferred:
Federal	$ (475,316)
State and local	(419,247)
Total deferred	(894,563)
Total benefit for income taxes	(894,563)
Less: valuation reserve	894,563
Income Tax provision
Predecessor [Member]
Deferred:
Federal		$ (1,066,864)
State and local		(79,680)
Total deferred		(1,146,544)
Total benefit for income taxes		(1,146,544)
Less: valuation reserve		1,146,544
Income Tax provision